Other income - Summary of other income (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Government grant	$ 0	$ 10,000
Bad debt recovery	0	14,956
Other income	$ 0	$ 24,956